Report Of The Directors Financial Review Risk Report - Securitisation Exposures And Other Structured Products (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Financial assets	$ 2,433,785	$ 2,293,296
Trading
Disclosure of financial assets [line items]
Financial assets	287,995	235,125
Available for sale
Disclosure of financial assets [line items]
Financial assets	336,157	389,874
Held to maturity
Disclosure of financial assets [line items]
Financial assets	52,919	46,923
Asset-backed securities
Disclosure of financial assets [line items]
Available-for-sale reserve	(466)	(749)
Impairment write-back	240	121
Asset-backed securities | Trading
Disclosure of financial assets [line items]
Financial assets	2,986	2,668
GB & M Legacy Credit Portfolio | Asset-backed securities
Disclosure of financial assets [line items]
Financial assets	9,000	11,000
Carrying amount | Asset-backed securities
Disclosure of financial assets [line items]
Financial assets	40,166	38,646
Carrying amount | Asset-backed securities | Of which held through consolidated SEs
Disclosure of financial assets [line items]
Financial assets	4,695	6,614
Carrying amount | Asset-backed securities | Mortgage-related assets
Disclosure of financial assets [line items]
Financial assets	31,715	32,026
Carrying amount | Asset-backed securities | Mortgage-related assets | Of which held through consolidated SEs
Disclosure of financial assets [line items]
Financial assets	1,826	2,859
Carrying amount | Asset-backed securities | Mortgages-related assets - sub-prime residential
Disclosure of financial assets [line items]
Financial assets	972	1,711
Carrying amount | Asset-backed securities | Mortgages-related assets - sub-prime residential | Of which held through consolidated SEs
Disclosure of financial assets [line items]
Financial assets	484	618
Carrying amount | Asset-backed securities | Mortgages-related assets - US Alt-A residential
Disclosure of financial assets [line items]
Financial assets	1,105	1,497
Carrying amount | Asset-backed securities | Mortgages-related assets - US Alt-A residential | Of which held through consolidated SEs
Disclosure of financial assets [line items]
Financial assets	1,041	1,382
Carrying amount | Asset-backed securities | Mortgages-related assets - US Government agency and sponsored enterprises: MBSs
Disclosure of financial assets [line items]
Financial assets	26,043	26,105
Carrying amount | Asset-backed securities | Mortgages-related assets - US Government agency and sponsored enterprises: MBSs | Of which held through consolidated SEs
Disclosure of financial assets [line items]
Financial assets	0	0
Carrying amount | Asset-backed securities | Mortgages-related assets - other residential
Disclosure of financial assets [line items]
Financial assets	2,590	1,078
Carrying amount | Asset-backed securities | Mortgages-related assets - other residential | Of which held through consolidated SEs
Disclosure of financial assets [line items]
Financial assets	75	152
Carrying amount | Asset-backed securities | Mortgages-related assets - commercial property
Disclosure of financial assets [line items]
Financial assets	1,005	1,635
Carrying amount | Asset-backed securities | Mortgages-related assets - commercial property | Of which held through consolidated SEs
Disclosure of financial assets [line items]
Financial assets	226	707
Carrying amount | Asset-backed securities | Leveraged finance-related assets
Disclosure of financial assets [line items]
Financial assets	546	1,529
Carrying amount | Asset-backed securities | Leveraged finance-related assets | Of which held through consolidated SEs
Disclosure of financial assets [line items]
Financial assets	283	735
Carrying amount | Asset-backed securities | Student loan-related assets
Disclosure of financial assets [line items]
Financial assets	2,353	3,016
Carrying amount | Asset-backed securities | Student loan-related assets | Of which held through consolidated SEs
Disclosure of financial assets [line items]
Financial assets	2,158	2,616
Carrying amount | Asset-backed securities | Other assets
Disclosure of financial assets [line items]
Financial assets	5,552	2,075
Carrying amount | Asset-backed securities | Other assets | Of which held through consolidated SEs
Disclosure of financial assets [line items]
Financial assets	428	404
Carrying amount | Asset-backed securities | Trading
Disclosure of financial assets [line items]
Financial assets	3,316	2,913
Carrying amount | Asset-backed securities | Trading | Mortgage-related assets
Disclosure of financial assets [line items]
Financial assets	1,767	1,320
Carrying amount | Asset-backed securities | Trading | Mortgages-related assets - sub-prime residential
Disclosure of financial assets [line items]
Financial assets	22	63
Carrying amount | Asset-backed securities | Trading | Mortgages-related assets - US Alt-A residential
Disclosure of financial assets [line items]
Financial assets	0	0
Carrying amount | Asset-backed securities | Trading | Mortgages-related assets - US Government agency and sponsored enterprises: MBSs
Disclosure of financial assets [line items]
Financial assets	331	247
Carrying amount | Asset-backed securities | Trading | Mortgages-related assets - other residential
Disclosure of financial assets [line items]
Financial assets	814	662
Carrying amount | Asset-backed securities | Trading | Mortgages-related assets - commercial property
Disclosure of financial assets [line items]
Financial assets	600	348
Carrying amount | Asset-backed securities | Trading | Leveraged finance-related assets
Disclosure of financial assets [line items]
Financial assets	128	175
Carrying amount | Asset-backed securities | Trading | Student loan-related assets
Disclosure of financial assets [line items]
Financial assets	155	140
Carrying amount | Asset-backed securities | Trading | Other assets
Disclosure of financial assets [line items]
Financial assets	1,266	1,278
Carrying amount | Asset-backed securities | Available for sale
Disclosure of financial assets [line items]
Financial assets	17,523	22,454
Carrying amount | Asset-backed securities | Available for sale | Mortgage-related assets
Disclosure of financial assets [line items]
Financial assets	14,221	17,575
Carrying amount | Asset-backed securities | Available for sale | Mortgages-related assets - sub-prime residential
Disclosure of financial assets [line items]
Financial assets	918	1,544
Carrying amount | Asset-backed securities | Available for sale | Mortgages-related assets - US Alt-A residential
Disclosure of financial assets [line items]
Financial assets	1,102	1,453
Carrying amount | Asset-backed securities | Available for sale | Mortgages-related assets - US Government agency and sponsored enterprises: MBSs
Disclosure of financial assets [line items]
Financial assets	11,750	13,070
Carrying amount | Asset-backed securities | Available for sale | Mortgages-related assets - other residential
Disclosure of financial assets [line items]
Financial assets	181	362
Carrying amount | Asset-backed securities | Available for sale | Mortgages-related assets - commercial property
Disclosure of financial assets [line items]
Financial assets	270	1,146
Carrying amount | Asset-backed securities | Available for sale | Leveraged finance-related assets
Disclosure of financial assets [line items]
Financial assets	373	1,284
Carrying amount | Asset-backed securities | Available for sale | Student loan-related assets
Disclosure of financial assets [line items]
Financial assets	2,198	2,865
Carrying amount | Asset-backed securities | Available for sale | Other assets
Disclosure of financial assets [line items]
Financial assets	731	730
Carrying amount | Asset-backed securities | Held to maturity
Disclosure of financial assets [line items]
Financial assets	13,965	12,793
Carrying amount | Asset-backed securities | Held to maturity | Mortgage-related assets
Disclosure of financial assets [line items]
Financial assets	13,965	12,793
Carrying amount | Asset-backed securities | Held to maturity | Mortgages-related assets - sub-prime residential
Disclosure of financial assets [line items]
Financial assets	0	0
Carrying amount | Asset-backed securities | Held to maturity | Mortgages-related assets - US Alt-A residential
Disclosure of financial assets [line items]
Financial assets	3	5
Carrying amount | Asset-backed securities | Held to maturity | Mortgages-related assets - US Government agency and sponsored enterprises: MBSs
Disclosure of financial assets [line items]
Financial assets	13,962	12,788
Carrying amount | Asset-backed securities | Held to maturity | Mortgages-related assets - other residential
Disclosure of financial assets [line items]
Financial assets	0	0
Carrying amount | Asset-backed securities | Held to maturity | Mortgages-related assets - commercial property
Disclosure of financial assets [line items]
Financial assets	0	0
Carrying amount | Asset-backed securities | Held to maturity | Leveraged finance-related assets
Disclosure of financial assets [line items]
Financial assets	0	0
Carrying amount | Asset-backed securities | Held to maturity | Student loan-related assets
Disclosure of financial assets [line items]
Financial assets	0	0
Carrying amount | Asset-backed securities | Held to maturity | Other assets
Disclosure of financial assets [line items]
Financial assets	0	0
Carrying amount | Asset-backed securities | Designated at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	2	19
Carrying amount | Asset-backed securities | Designated at fair value through profit or loss | Mortgage-related assets
Disclosure of financial assets [line items]
Financial assets	0	0
Carrying amount | Asset-backed securities | Designated at fair value through profit or loss | Mortgages-related assets - sub-prime residential
Disclosure of financial assets [line items]
Financial assets	0	0
Carrying amount | Asset-backed securities | Designated at fair value through profit or loss | Mortgages-related assets - US Alt-A residential
Disclosure of financial assets [line items]
Financial assets	0	0
Carrying amount | Asset-backed securities | Designated at fair value through profit or loss | Mortgages-related assets - US Government agency and sponsored enterprises: MBSs
Disclosure of financial assets [line items]
Financial assets	0	0
Carrying amount | Asset-backed securities | Designated at fair value through profit or loss | Mortgages-related assets - other residential
Disclosure of financial assets [line items]
Financial assets	0	0
Carrying amount | Asset-backed securities | Designated at fair value through profit or loss | Mortgages-related assets - commercial property
Disclosure of financial assets [line items]
Financial assets	0	0
Carrying amount | Asset-backed securities | Designated at fair value through profit or loss | Leveraged finance-related assets
Disclosure of financial assets [line items]
Financial assets	0	0
Carrying amount | Asset-backed securities | Designated at fair value through profit or loss | Student loan-related assets
Disclosure of financial assets [line items]
Financial assets	0	0
Carrying amount | Asset-backed securities | Designated at fair value through profit or loss | Other assets
Disclosure of financial assets [line items]
Financial assets	2	19
Carrying amount | Asset-backed securities | Loans and receivables
Disclosure of financial assets [line items]
Financial assets	5,360	467
Carrying amount | Asset-backed securities | Loans and receivables | Mortgage-related assets
Disclosure of financial assets [line items]
Financial assets	1,762	338
Carrying amount | Asset-backed securities | Loans and receivables | Mortgages-related assets - sub-prime residential
Disclosure of financial assets [line items]
Financial assets	32	104
Carrying amount | Asset-backed securities | Loans and receivables | Mortgages-related assets - US Alt-A residential
Disclosure of financial assets [line items]
Financial assets	0	39
Carrying amount | Asset-backed securities | Loans and receivables | Mortgages-related assets - US Government agency and sponsored enterprises: MBSs
Disclosure of financial assets [line items]
Financial assets	0	0
Carrying amount | Asset-backed securities | Loans and receivables | Mortgages-related assets - other residential
Disclosure of financial assets [line items]
Financial assets	1,595	54
Carrying amount | Asset-backed securities | Loans and receivables | Mortgages-related assets - commercial property
Disclosure of financial assets [line items]
Financial assets	135	141
Carrying amount | Asset-backed securities | Loans and receivables | Leveraged finance-related assets
Disclosure of financial assets [line items]
Financial assets	45	70
Carrying amount | Asset-backed securities | Loans and receivables | Student loan-related assets
Disclosure of financial assets [line items]
Financial assets	0	11
Carrying amount | Asset-backed securities | Loans and receivables | Other assets
Disclosure of financial assets [line items]
Financial assets	$ 3,553	$ 48